Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Net Defined Benefit Plan Obligations
The movement on net defined benefit plan obligations was as follows:

	Pension Plans (1)		OPEB (1)		Total (1)

	2020	2019	2020	2019	2020	2019
As of January 1	(510)	(589)	(119)	(112)	(629)	(701)
Plan income (expense) recognized in income statement:	43	(67)	(3)	(13)	40	(80)
Actuarial gains (losses)	60	(49)	18	(4)	78	(53)
Exchange differences	5	1	2	-	7	1
Contributions paid	28	195	6	8	34	203
Disposals of businesses	-	-	-	1	-	1
Other	2	(1)	(2)	1	-	-
Net plan obligations as of December 31	(372)	(510)	(98)	(119)	(470)	(629)
Net plan surpluses recognized in non-current assets					128	85
Net plan obligations recognized in non-current liabilities					(598)	(714)
(1) Includes amounts for immaterial defined benefit and OPEB plans that are not included in the detailed analysis below.

Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans
The net surpluses (obligations) of the material defined benefit plans recognized in the consolidated statement of financial position were as follows:

	Funded		Unfunded (1)		OPEB		Total

As of December 31,	2020	2019	2020	2019	2020	2019	2020	2019
Present value of plan obligations	(3,915)	(3,628)	(317)	(299)	(75)	(102)	(4,307)	(4,029)
Fair value of plan assets	3,867	3,428	-	-	-	-	3,867	3,428
Net plan obligations	(48)	(200)	(317)	(299)	(75)	(102)	(440)	(601)
Net plan surpluses	125	83	-	-	-	-	125	83
Net plan obligations	(173)	(283)	(317)	(299)	(75)	(102)	(565)	(684)
(1) Unfunded pension plans consist of SERPs for eligible employees.

Disclosure of Present Value of Defined Benefit Obligations
The following summarizes activity in the defined benefit obligation:

Present Value of Defined Benefit Obligations	Funded		Unfunded		OPEB		Total

As of December 31,	2020	2019	2020	2019	2020	2019	2020	2019
Opening defined benefit obligation	(3,628)	(3,164)	(299)	(279)	(102)	(104)	(4,029)	(3,547)
Current service cost	(44)	(39)	(1)	(2)	-	(1)	(45)	(42)
Administration fees	(7)	(11)	(1)	(1)	-	-	(8)	(12)
Interest cost	(103)	(119)	(9)	(12)	(3)	(4)	(115)	(135)
Actuarial losses from changes in financial assumptions (1)	(406)	(497)	(20)	(27)	(10)	(8)	(436)	(532)
Actuarial gains from changes in demographic assumptions	23	52	2	4	1	1	26	57
Experience (losses) gains (2)	(20)	1	(3)	(4)	28	6	5	3
Contributions by employees	(1)	(1)	-	-	(2)	(2)	(3)	(3)
Benefits paid	190	172	20	22	8	10	218	204
Administration fees disbursements	7	11	-	-	-	-	7	11
Curtailment gain	-	8	-	-	-	-	-	8
Plan amendments (3)	119	-	(4)	-	-	-	115	-
Exchange differences	(43)	(42)	(2)	(1)	-	-	(45)	(43)
Other	(2)	1	-	1	5	-	3	2
Closing defined benefit obligation	(3,915)	(3,628)	(317)	(299)	(75)	(102)	(4,307)	(4,029)
(1) Losses in 2020 and 2019 were primarily associated with a decrease in discount rates used to measure the obligation.
(2) In 2020, OPEB experience gains reflect lower costs due to transition of the U.S. retiree medical plan from self-insured to an insurance company.
(3) In 2020, gains primarily relate to a plan amendment to freeze the TRGP from future service accruals effective January 1, 2023.

Defined Benefit Obligation - Other Disclosures
The total closing defined benefit obligation can be further analyzed by participant group and by geography.

As of December 31,	2020	2019	As of December 31,	2020	2019
Active employees	27%	30%	U.S.	69%	70%
Deferred	35%	33%	U.K.	27%	26%
Retirees	38%	37%	Rest of world	4%	4%
Closing defined benefit obligation	100%	100%		100%	100%

Fair Value of Plan Assets
The following summarizes activity in plan assets:

Fair Value of Plan Assets	Funded		Unfunded		OPEB		Total

As of December 31,	2020	2019	2020	2019	2020	2019	2020	2019
Opening fair value of plan assets	3,428	2,857	-	-	-	-	3,428	2,857
Interest income (1)	94	110	-	-	-	-	94	110
Return on plan assets excluding amounts included in interest income (2)	482	424	-	-	-	-	482	424
Contributions by employer	7	173	20	22	6	8	33	203
Contributions by employees	1	1	-	-	2	2	3	3
Benefits paid	(190)	(172)	(20)	(22)	(8)	(10)	(218)	(204)
Administration fees disbursements	(7)	(11)	-	-	-	-	(7)	(11)
Exchange differences	51	43	-	-	-	-	51	43
Other	1	3	-	-	-	-	1	3
Closing fair value of plan assets	3,867	3,428	-	-	-	-	3,867	3,428
(1) Interest income is calculated using the discount rate for the period.
(2) Return on plan assets represents the difference between the actual return on plan assets and the interest income computed using the discount rate.

Summary of Major Categories of Plan Assets for Funded Plans
In aggregate, the major categories of plan assets for funded plans were as follows:

	Quoted (1)		Unquoted		Total

As of December 31,	2020	2019	2020	2019	2020	2019
Equities (2)
U.S.	157	144	65	50	222	194
U.K.	3	6	-	-	3	6
All other	109	92	526	479	635	571
Total Equities	269	242	591	529	860	771
Bonds (3)
Corporate
U.S.	226	201	791	698	1,017	899
U.K.	-	-	-	149	-	149
All other	3	2	109	54	112	56
Government
U.S.	3	2	631	552	634	554
All other	4	3	13	11	17	14
Other fixed income	73	68	183	112	256	180
Total Bonds	309	276	1,727	1,576	2,036	1,852
Multi-asset (4)
U.K.	-	7	-	-	-	7
All other	1	-	134	133	135	133
Total Multi-asset	1	7	134	133	135	140
Property	4	2	-	-	4	2
Insurance	-	-	36	38	36	38
Derivatives	-	-	679	266	679	266
Cash and cash equivalents	12	11	97	341	109	352
Other	1	1	7	6	8	7
Total	596	539	3,271	2,889	3,867	3,428
(1) Asset valuation based on Level 1 evidence under the fair value hierarchy: quoted prices (unadjusted) in active markets for identical assets or liabilities.
(2) Equities include direct shareholdings and funds focused on equity strategies.
(3) Bonds include direct credit holdings and funds focused on fixed income strategies. Within this grouping, Government includes debt issued by national, state and local government agencies and Other fixed income includes blended Corporate/Government credit strategies.
(4) Multi-asset includes funds that invest in a range of asset classes.

Summary of Weighted-Average Actuarial Assumptions
The weighted-average actuarial assumptions were as follows:

	Funded		Unfunded		OPEB

As of December 31,	2020	2019	2020	2019	2020	2019
Discount rate	2.22%	2.94%	2.59%	3.31%	2.05%	3.03%
Inflation assumption	2.78%	3.19%	2.71%	2.37%	-	-
Rate of increase in salaries	3.48%	3.44%	1.75%	3.50%	3.50%	3.40%
Rate of increase in pension payments	2.79%	3.03%	2.75%	3.05%	-	-
Medical cost trend	-	-	-	-	7.50%	6.25%

Summary of Life Expectation in Years of an Average Plan Participant
The following table illustrates the life expectation in years of an average plan participant retiring at age 65 as of December 31, 2020 and 2019 and a plan participant at age 40 as of December 31, 2020 and 2019 retiring 25 years later at age 65 under the mortality assumptions used.

December 31, 2020	Life Expectation in Years

	Male	Female
Employee retiring as of December 31, 2020 at age 65	21	23
Employee age 40 as of December 31, 2020 retiring at age 65	23	24

December 31, 2019	Life Expectation in Years

	Male	Female
Employee retiring as of December 31, 2019 at age 65	22	23
Employee age 40 as of December 31, 2019 retiring at age 65	24	25

Defined Benefit Plan Expense
Defined benefit plan (income) expense for material defined benefit plans for years ended December 31, 2020 and 2019 was as follows:

Income Statement (1)	Funded		Unfunded		OPEB		Total

Year ended December 31,	2020	2019	2020	2019	2020	2019	2020	2019
Current service cost	44	39	1	2	-	1	45	42
Net interest cost	9	9	9	12	3	4	21	25
Administration fees	7	11	1	1	-	-	8	12
Curtailment gain	-	(8)	-	-	-	-	-	(8)
Plan amendments (2)	(119)	-	4	-	-	-	(115)	-
Defined benefit plan (income) expense	(59)	51	15	15	3	5	(41)	71
(1) Current service cost and administration fees are included in the “Post-employment benefits” component of “Operating expenses” as set out in note 5. Net interest cost is reported in “Finance costs, net” as set out in note 7.
(2) Related to the TRGP amendment to freeze the plan from future service accruals effective January 1, 2023.

Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans
The following summarizes amounts recognized in other comprehensive (income) loss for material defined benefit plans:

Other Comprehensive (Income) Loss	Funded		Unfunded		OPEB		Total

Year ended December 31,	2020	2019	2020	2019	2020	2019	2020	2019
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	406	497	20	27	10	8	436	532
Due to demographic assumption changes	(23)	(52)	(2)	(4)	(1)	(1)	(26)	(57)
Due to experience	20	(1)	3	4	(28)	(6)	(5)	(3)
Return on plan assets greater than discount rate	(482)	(424)	-	-	-	-	(482)	(424)
Total recognized in other comprehensive (income) loss before taxation	(79)	20	21	27	(19)	1	(77)	48

Accumulated Comprehensive Loss (Income)	Funded		Unfunded		OPEB		Total

	2020	2019	2020	2019	2020	2019	2020	2019
Balance of accumulated comprehensive loss (income) at January 1	1,391	1,371	82	55	(87)	(88)	1,386	1,338
Net actuarial (gains) losses recognized in the year	(79)	20	21	27	(19)	1	(77)	48
Total accumulated comprehensive loss (income) at December 31,	1,312	1,391	103	82	(106)	(87)	1,309	1,386